Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions	The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2016	2015	2014
Revenue	59	8	11
Purchase of goods and services	116	85	103

Schedule of Amounts Related to Receivable and Payable Balances with Related Parties	The following table presents the amounts related to receivable and payable balances with these related parties:

	2016	2015
Receivables	13	24
Payables	29	24